CAPITAL STRUCTURE (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 24, 2021	Jun. 11, 2021	Jul. 22, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares)				750,000,000	750,000,000		750,000,000		750,000,000		750,000,000
Common stock, shares authorized (in shares)				600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000	600,000,000
Preferred stock, shares authorized (in shares)				150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Revaluation of Series A redeemable convertible preferred stock warrant liability				$ 4,500		$ 37,700	$ (2,907)	$ (8,588)	$ (13,448)
Warrant liability				$ 4,428	$ 7,335		4,428		$ 7,335
Purchase period		36 months
Issuance of common stock for commitment shares	$ 2,900	$ 2,600					$ 5,564	0
Proceeds from issuance of common stock			$ 263,100		$ 1,500
Common stock issued (in shares)			22,877,806
Registration Rights Agreement
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)				6,270,740			6,270,740
Sale of stock, consideration received on transaction				$ 72,900			$ 72,900
Maximum allowable beneficial ownership		4.99%
Number of shares issued in transaction (in shares)		18,012,845
Percentage of volume weighted average price		97.00%
Remaining authorized amount							227,100
Registration Rights Agreement Shares Issued For Commitment Fee
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (in shares)	252,040	155,703
Second Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of stock, consideration received on transaction	$ 300,000						$ 300,000
Maximum allowable beneficial ownership	4.99%
Purchase period	36 months
Percentage of volume weighted average price	97.00%
Stock Purchase Agreements [Member]
Class of Warrant or Right [Line Items]
Sale of stock, consideration received on transaction		$ 300,000
Outstanding warrants
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)				1	1		1		1
Warrant exercise price per share (in dollars per share)				$ 11.50	$ 11.50		$ 11.50		$ 11.50
Warrant period following business combination							30 days		30 days
Revaluation of Series A redeemable convertible preferred stock warrant liability							$ 2,900	$ 8,600
Private Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				760,915	760,915		760,915		760,915
Number of warrants exercised (in shares)					129,085
Public Warrant
Class of Warrant or Right [Line Items]
Redemption price threshold (in usd per share)					$ 122,194				$ 122,194
Warrant redemption price per share (in dollars per share)			$ 0.01